Commitments and Contingencies - Additional Information (Detail) - Stevens Point, Wisconsin - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Commitments And Contingencies Disclosure [Line Items]
Construction of new branch incurred cost		$ 1.5
Scenario, Forecast
Commitments And Contingencies Disclosure [Line Items]
Construction of new branch estimated cost	$ 3.6